Summary of Derivative Instruments (Parenthetical) (Detail) - Interest Rate Swaps	6 Months Ended
Jun. 30, 2020
Non-designated
Derivative [Line Items]
Derivative term	through January 15, 2023
Non-designated | Minimum
Derivative [Line Items]
Fixed interest rate on derivative contracts	1.73%
Non-designated | Maximum
Derivative [Line Items]
Fixed interest rate on derivative contracts	2.94%
Designated
Derivative [Line Items]
Derivative term	through April 30, 2027
Designated | Minimum
Derivative [Line Items]
Fixed interest rate on derivative contracts	0.17%
Designated | Maximum
Derivative [Line Items]
Fixed interest rate on derivative contracts	1.58%